Loan Receivable and Accrued Interest (Details) - Schedule of loan receivable and accrued interest - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Loan Receivable And Accrued Interest Abstract
Loan receivable - RH Holdings Management (HK) Limited	$ 1,500,000	$ 1,500,000
Accrued interest	81,000	81,000
Total	$ 1,581,000	$ 1,581,000